Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

(a)	Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP) and include the accounts and operating results of Seanergy and its wholly-owned subsidiaries where Seanergy has control. Control is presumed to exist when Seanergy, through direct or indirect ownership, retains the majority of the voting interest. In addition, Seanergy evaluates its relationships with other entities to identify whether they are variable interest entities and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements. When the Company does not have a controlling interest in an entity, but exerts a significant influence over the entity, the Company applies the equity method of accounting. All intercompany balances and transactions have been eliminated on consolidation.

The Company deconsolidates a subsidiary or derecognizes a group of assets when the Company no longer controls the subsidiary or group of assets specified in Accounting Standards Codification (ASC or Codification) 810-10-40-3A. When control is lost, the Company derecognizes the assets and liabilities of the qualifying subsidiary or group of assets.

(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates could include evaluation of relationships with other entities to identify whether they are variable interest entities, determination of vessel useful lives, allocation of purchase price in a business combination, determination of vessels’ impairment and determination of goodwill impairment.

(c)	Foreign Currency Translation

Seanergy’s functional currency is the United States dollar since the Company’s vessels operate in international shipping markets and therefore primarily transact business in U.S. Dollars. The Company’s books of accounts are maintained in U.S. Dollars. Transactions involving other currencies are translated into the United States dollar using exchange rates that are in effect at the time of the transaction. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to United States dollars at the foreign exchange rate prevailing at year-end. Gains or losses resulting from foreign currency translation are reflected in the consolidated statements of income.

(d)	Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of the financial condition of its customers, receives charter hires in advance and generally does not require collateral for its accounts receivable.

(e)	Cash and Cash Equivalents

Seanergy considers time deposits and all highly liquid investments with an original maturity of three months or less to be cash equivalents.

(f)	Term Deposits

Seanergy classifies time deposits and all highly liquid investments with an original maturity of more than three months as Term Deposits.

(g)	Restricted Cash

Restricted cash is excluded from cash and cash equivalents. Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company’s borrowing arrangements or in relation to bank guarantees issued on behalf of the Company, which are legally restricted as to withdrawal or use. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

(h)	Accounts Receivable Trade, Net

Accounts receivable trade, net, include receivables from charterers, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate provision for doubtful accounts. The Company also assessed the provisions of ASC 326, “Financial Instruments—Credit Losses”, by assessing the counterparties’ credit worthiness and concluded that there is no material impact in the Company’s consolidated financial statements. No provision for doubtful accounts was established as of December 31, 2024 and 2023.

(i)	Inventories

Inventories consist of lubricants and bunkers, which are measured at the lower of cost or net realizable value. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.  Cost is determined by the first in, first out method.

(j)	Insurance Claims

The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses and for legal fees covered by directors’ and officers’ liability insurance. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, or when liabilities are incurred by the Company’s directors and officers in their capacities as officers and directors, recovery is probable under the related insurance policies, the claim is not subject to litigation and the Company can make an estimate of the amount to be reimbursed. The classification of the insurance claims into current and non-current assets is based on management’s expectations as to their collection dates. No provision for credit losses was recorded as of December 31, 2024 and 2023 pursuant to the provisions of ASC 326.

(k)	Vessels

Vessels acquired as a part of a business combination are recorded at fair market value on the date of acquisition. Vessels acquired as asset acquisitions are stated at historical cost, which consists of the contract price less discounts, plus any material expenses incurred upon acquisition (delivery expenses and other expenditures to prepare for the vessel’s initial voyage). Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

In addition, other investments, relating to vessels’ equipment not yet installed, are included in “Deferred charges and other investments, non-current” in the consolidated balance sheets. Amounts paid for this equipment are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statements of cash flows.

(l)	Vessel Depreciation

Depreciation is computed using the straight-line method over the estimated useful life of the vessels (25 years from the date of their initial delivery from the shipyard), after considering the estimated salvage value. Salvage value is estimated by the Company by taking the cost of steel times the weight of the ship noted in lightweight ton (LWT). Salvage values are periodically reviewed and revised to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage values affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods.

Effective January 1, 2024 and following management’s reassessment of the residual value of the vessels, the estimated scrap value per LWT was increased to $0.35 from $0.30. Management’s estimate was based on the average demolition prices prevailing in the market in the last 15 years. The effect of this change in accounting estimate, which did not require retrospective application as per ASC 250 “Accounting Changes and Error Corrections”, was to increase net income for the year ended December 31, 2024, by $1,925 or by $0.09 for basic and diluted earnings per share based on the Company’s existing fleet as of January 1, 2024.

(m)	Impairment of Long-Lived Assets (Vessels) and Right-of-use asset (finance lease)

The Company reviews its long-lived assets (Vessels) and right-of-use asset for impairment whenever events or changes in circumstances, such as prevailing market conditions, obsolesce or damage to the asset, business plans to dispose a vessel earlier than the end of its useful life and other business plans, indicate that the carrying amount of the assets, plus any unamortized dry-docking costs, may not be recoverable. The volatile market conditions in the dry bulk market with decreased charter rates and decreased vessel market values are conditions that the Company considers to be indicators of a potential impairment for its vessels and right-of-use asset.

If indicators of impairment are present the Company determines undiscounted projected operating cash flows for each related vessel and right-of-use asset and compares it to the vessel’s or right-of-use asset’s carrying value, plus any unamortized dry-docking costs. When the undiscounted projected operating cash flows expected to be generated by the use of the vessel and/or its eventual disposition are less than the vessel’s or right-of-use asset’s carrying value, plus any unamortized dry-docking costs, the Company impairs the carrying amount of the vessel or right-of-use asset. Measurement of the impairment loss is based on the fair value of the asset as determined by independent valuators and use of available market data. The undiscounted projected operating cash inflows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the non-fixed days (based on a combination of one year charter rates estimates and the average of the trailing 10-year historical charter rates, excluding outliers) adjusted for commissions, expected off hires due to scheduled maintenance and estimated unexpected breakdown off hires, along with an estimate of an additional daily revenue for each scrubber-fitted vessel, as applicable. The undiscounted projected operating cash outflows are determined by applying various assumptions regarding vessel operating expenses and scheduled maintenance.

For the year ended December 31, 2024, indicators of impairment existed for one of the Company’s vessels as its carrying value plus any unamortized dry-docking costs was higher than its market value. The carrying value of the Company’s vessel plus any unamortized dry-docking costs for which impairment indicators existed as at December 31, 2024, was $35,083. From the impairment exercise performed, the undiscounted projected operating cash flows expected to be generated by the use of this vessel were higher than the vessel’s carrying value, plus any unamortized dry-docking costs, and thus the Company concluded that no impairment charge should be recorded.

(n)	Assets held for sale

The Company classifies a vessel along with associated inventories as being held for sale when all of the criteria under ASC 360, “Property, Plant and Equipment”, are met: (i) management has committed to a plan to sell the vessel; (ii) the vessel is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; (iv) the sale of the vessel is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the vessel is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under “Impairment loss” in the consolidated statements of income. The vessels are not depreciated once they meet the criteria to be classified as held for sale.

(o)	Dry-Docking and Special Survey Costs

The Company follows the deferral method of accounting for dry-docking costs and special survey costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Dry-docking costs which are not fully amortized by the next dry-docking period are expensed. Amounts are included in “Deferred charges and other investments, non-current”.

(p)	Commitments and Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines and penalties, environmental and remediation obligations and other sources are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

(q)	Revenue Recognition

Revenues are generated from time charters and spot charters. A time charter is a contract for the use of a vessel as well as vessel operations for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. Spot charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate per ton of cargo or for a lump sum amount.
The Company accounts for its time charter contracts as operating leases pursuant to ASC 842 “Leases”. The Company has determined that the non-lease component in its time charter contracts relates to services for the operation of the vessel, which comprise of crew, technical and safety services, among others. The Company further elected to adopt a practical expedient that provides it with the discretion to recognize lease revenue as a combined single lease component for all time charter contracts (operating leases) since it determined that the related lease component and non-lease component have the same timing and pattern of transfer and the predominant component is the lease. The Company qualitatively assessed that more value is ascribed to the use of the asset (i.e., the vessel) rather than to the services provided under the time charter agreements. Time charter revenue is recorded over the term of the charter agreement as the service is provided and collection of the related revenue is reasonably assured.

The Company accounts for its spot charter contracts following the provisions of ASC 606, “Revenue from contracts with customers”. The Company has determined that its spot charter agreements do not contain a lease because the charterer under such contracts does not have the right to control the use of the vessel since the Company retains control over the operations of the vessel, provided also that the terms of the spot charter are predetermined, and any change requires the Company’s consent and are therefore considered service contracts. Spot charter revenue is recognized on a pro-rata basis over the duration of the voyage from loading to discharge, when a voyage agreement exists, the price is fixed or determinable, service is provided and the collection of the related revenue is reasonably assured. For voyage charters, the Company satisfies its single performance obligation to transfer cargo under the contract over the voyage period. The Company has taken the practical expedient not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date.

Fees from related parties: The Company accounts for fees from related parties in accordance with ASC 606. Seanergy earns, either directly or through a subsidiary, a fixed fee per day and month in accordance with the master management agreement and technical management agreements, respectively, entered into with United and certain of United’s subsidiaries (Note 3). In addition, according to the commercial management agreement entered into with a subsidiary of United, the Company earns through a subsidiary a fixed percentage on the gross freight, demurrage and charter hire, except for any vessels that are chartered-out to the Company (Note 3). These commission fees are recognized ratably over the duration of the charter or voyage period. Seanergy earns also a fee equal to 1% of the contract price of any vessel bought or sold or bareboat chartered by them on United’s behalf. Fees related to sale and purchase or bareboat chartering services are recognized upon completion of the relevant purchase or sale.

(r)	Leases

Office lease

In April 2018, the Company moved into new office spaces. Under ASC 842, the lease is classified as an operating lease and a lease liability and right-of-use asset based on the present value of future minimum lease payments have been recognized on the balance sheet. The monthly rent expense is recorded in general and administration expenses. The Company has assessed the right-of-use asset for impairment, and since no impairment indicators existed, no impairment charge was recorded.

(s)	Sale and Leaseback Transactions

In accordance with ASC 842, the Company, as seller-lessee, determines whether the transfer of an asset should be accounted for as a sale in accordance with ASC 606. The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (1) the exercise price of the option is the fair value of the asset at the time the option is exercised and (2) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace; and the classification of the leaseback as a finance lease or a sales-type lease, precludes the buyer-lessor from obtaining control of the asset. If the transfer of the asset meets the criteria of sale, the Company, as seller-lessee recognizes the transaction price for the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC 842. If the transfer does not meet the criteria of sale, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest.

(t)	Commissions

Commissions, which include address and brokerage commissions, are recognized in the same period as the respective charter revenues. Address commissions are payable to the charterer and are included in “Vessel revenue, net” while brokerage commissions to third parties are included in “Voyage expenses”. For the years ended December 31, 2024, 2023 and 2022, an amount of $6,108, $3,869 and $4,554, respectively, was included in “Vessel revenue, net” related to address commission to third parties.

(u)	Vessel Voyage Expenses

Vessel voyage expenses primarily consist of port, canal, bunker expenses and brokerage commissions expenses that are unique to a particular charter. Under time charter agreements and bareboat charters, the Company incurs and pays only for brokerage commissions. Under a spot charter, the Company incurs and pays for certain voyage expenses, primarily consisting of bunkers consumption, brokerage commissions, port and canal costs. Under ASC 606 and after implementation of ASC 340-40 “Other assets and deferred costs” for contract costs, incremental costs of obtaining a contract with a customer, and contract fulfillment costs, are capitalized and amortized as the performance obligation is satisfied, if certain criteria are met. Costs to fulfill the contract prior to arriving at the load port primarily consist of bunkers which are deferred and amortized during the voyage period.

(v)	Vessel Operating Expenses

Vessel operating expenses are expensed in the period incurred. Vessel operating expenses comprise costs for crewing, insurance, lubricants, spare parts, provisions, stores, repairs and maintenance, including major overhauling and underwater inspection, and other minor miscellaneous expenses.

(w)	Finance Costs

Underwriting, legal and other direct costs incurred with the issuance of long-term debt or to refinance existing debt or convertible notes are deferred and amortized to interest expense over the life of the related debt using the effective interest method. The Company presents unamortized deferred finance costs as a reduction of long-term debt in the accompanying balance sheets. For the accounting of the unamortized deferred finance costs following debt extinguishment, see below (Note 2(ac)).

(x)	Income Taxes

Income taxes are accounted for under the asset and liability method. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administration expenses.
Seanergy Management Corp. (“Seanergy Management”), the Company’s management company, established in Greece under Greek Law 89/67 (as amended to date), is subject to an annual contribution calculated on the total amount of foreign exchange annually imported and converted to Euros. The contribution to be paid in 2025 by Seanergy Management for 2024 is estimated at $152 and is included in “General and administration expenses”. The contribution paid in the years ended December 2024 and 2023 was $103 and $110, respectively.

Seanergy Shipmanagement Corp. (“Seanergy Shipmanagement”), the Company’s second management company, established in Greece under Greek Law 89/67 (as amended to date), is subject to an annual contribution calculated on the total amount of foreign exchange annually imported and converted to Euros. The contribution to be paid in 2025 by Seanergy Shipmanagement for 2024 is estimated at $NIL. No contribution was paid by Seanergy Shipmanagement in the years ended December 2024 and 2023.

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets both of the following requirements: (a) the Company is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and (b) either (i) more than 50% of the value of the Company’s stock is owned, directly or indirectly, by individuals who are “residents” of the Company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (50% Ownership Test) or (ii) the Company’s stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States (Publicly-Traded Test).

Notwithstanding the foregoing, the regulations provide, in pertinent part, that each class of the Company’s stock will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the value of such class of the Company’s outstanding stock (“5 Percent Override Rule”).

Based on the Company’s analysis of its shareholdings during 2024, the Publicly-Traded Test for the entire 2024 year has been satisfied in that less than 50% of the Company’s issued and outstanding shares were held by persons who each own directly or indirectly 5% or more of the vote and value of such class of stock for more than half the days during the 2024 taxable year. Effectively, the Company and each of its subsidiaries qualify for this statutory tax exemption for the 2024 taxable year.

Certain charterparties of the Company contain clauses that permit the Company to seek reimbursement from charterers of any U.S. tax paid. The Company has in the past sought reimbursement and has secured payment from most of its charterers. The Company’s U.S. federal income tax based on its U.S. source shipping income for 2024, 2023 and 2022, taking into consideration charterers’ reimbursement, was $NIL, $NIL and $NIL, respectively.

(y)	Stock-based Compensation

Stock-based compensation represents vested and non-vested common stock granted to directors and employees for their services as well as to non-employees. The Company calculates stock-based compensation expense for the award based on its fair value on the grant date and recognizes it on an accelerated basis over the vesting period. The Company accounts for forfeitures when incurred.

(z)	Earnings per Share

Basic earnings per common share are computed by dividing net income available to Seanergy’s shareholders by the weighted average number of common shares outstanding during the period. Unvested shares granted under the Company’s Equity Incentive Plan, or other, are entitled to receive dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes, using the two-class method. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. The treasury stock method is used to compute the dilutive effect of warrants and shares issued under the Equity Incentive Plan. The if-converted method is used to compute the dilutive effect of shares which could be issued upon conversion of the convertible notes. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share.

(aa)	Segment Reporting

The Company reports financial information and evaluates its operations by total charter revenues and not by the length of vessel employment, customer, type of charter or geographical area as the charterer is free to trade the vessel worldwide and as a result, the disclosure of geographic information is impracticable. Although revenue can be identified for different types of charters, management does not identify expenses, profitability or other financial information for different charters. The Chief Operating Decision Maker (or “CODM”) assesses performance for the vessel operations segment and decides how to allocate resources based on consolidated net income.  As a result, management, including the CODM, reviewed operating results solely by revenue and consolidated operating results of the fleet, and thus the Company had determined that it had only one operating and reportable segment and has identified the Chairman and Chief Executive Officer as the CODM in accordance with ASC 280, “Segment Reporting”. The accounting policies applied to the reportable segment are the same as those used in the preparation of the Company’s consolidated financial statements.

(ab)	Fair Value Measurements

The Company follows the provisions of ASC 820, “Fair Value Measurement”, which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts.

(ac)	Debt Modifications and Extinguishments

Costs associated with new loans or debt modifications, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Costs paid directly to third parties are expensed as incurred. Deferred finance costs are presented as a deduction from the corresponding liability. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made. In particular, ASC 470-50-40-2 indicates that for extinguishments of debt, the difference between the reacquisition price and the net carrying amount of the extinguished debt (which includes any deferred debt finance costs) should be recognized as a gain or loss when the debt is extinguished and identified as a separate item.

(ad)	Convertible Notes

As from January 1, 2022, the Company follows the provisions of ASU No. 2020-06 and convertible notes are reported as a single liability instrument and the interest rate is the coupon interest rate.

(ae)	Derivatives – Forward Freight Agreements

From time to time, the Company may take positions in derivative instruments including forward freight agreements, or FFAs. Generally, FFAs and other derivative instruments may be used to hedge the Company’s exposure to the charter market for a specified route and period of time. Upon settlement, if the contracted charter rate is less than the average of the rates for the specified route and time period, as reported by an identified index, the seller of the FFA is required to pay the buyer the settlement sum, being an amount equal to the difference between the contracted rate and the settlement rate, multiplied by the number of days in the specified period covered by the FFA. Conversely, if the contracted rate is greater than the settlement rate, the buyer is required to pay the seller the settlement sum. The FFAs are not intended to serve as an economic hedge for the Company’s vessels that are being chartered in the spot market, but are assumed across all dry bulk vessel sectors based on the Company’s views of the underlying markets and short-term outlook. The Company measures the fair value of all open positions at each reporting date on this basis (Level 1). There were no open positions as of December 31, 2024 and 2023. The Company’s FFAs do not qualify for hedge accounting and therefore gains or losses are recognized in the consolidated statements of income under “Loss on forward freight agreements, net” and in the consolidated statements of cash flows in changes in operating assets and liabilities.

(af)	Share and warrant repurchases

The Company records the repurchase of its common shares and warrants at cost. The Company’s common shares repurchased for retirement are immediately cancelled and the Company’s common stock is accordingly reduced. Any excess of the cost of the shares over their par value is allocated in additional paid-in capital, in accordance with ASC 505-30-30, Treasury Stock. For warrants repurchased, if the instrument is classified as equity, any cash paid in the settlement is recorded as an offset to additional paid-in capital. The Company’s warrants are all classified as equity.

(ag)	Non-monetary transactions

Under ASC 845-10-30-10 “Nonmonetary Transactions, Nonreciprocal Transfers with Owners” and ASC 505-60 “Spinoffs and Reverse Spinoffs”, a pro-rata spin-off of a consolidated subsidiary or equity method investee that meets the definition of a business under ASC 805, “Business Combinations” is recognized at the carrying amount (after reduction, if applicable, of impairment) of the nonmonetary assets distributed within equity and no gain or loss is recognized. If the pro-rata spin-off of a consolidated subsidiary or equity method investee does not meet the definition of a business under ASC 805, the nonreciprocal transfer of nonmonetary assets is accounted for at fair value, if the fair value of the nonmonetary asset distributed is objectively measurable and would be clearly realizable to the distributing entity in an outright sale at or near the time of the distribution, and the spinnor recognizes a gain or loss for the difference between the fair value and book value of the spinnee. A transaction is considered pro rata if each owner receives an ownership interest in the transferee in proportion to its existing ownership interest in the transferor (even if the transferor retains an ownership interest in the transferee). In accordance with ASC 805, if substantially all of the fair value of the gross assets distributed in a spin-off are concentrated in a single identifiable asset or group of similar identifiable assets, then the spin-off of a consolidated subsidiary does not meet the definition of a business. The Company evaluated the United Maritime Corporation spin-off (Note 3) and concluded that it was a pro rata distribution to the owners of the Company of shares of a consolidated subsidiary that does not meet the definition of a business under ASC 805, as the fair value of the gross assets contributed to United was concentrated in a group of similar identifiable assets, the vessel. The Company also assessed that the fair value of the nonmonetary assets transferred to United was objectively measurable and clearly realizable to the transferor in an outright sale at or near the time of the distribution, and thus the Spin-off was measured at fair value and a gain for the difference between the fair value and book value of the assets contributed to United was recognized.

(ah)	Finance Lease Liabilities & Right-of-Use Assets

Bareboat charter-in agreements that the Company may enter into are accounted for pursuant to ASC 842 and are classified as finance leases if they involve a purchase obligation or a purchase option that is reasonably certain, at inception, that will be exercised, among other factors. At the commencement date of the finance lease, a lessee initially measures the lease liability at the present value, using the discount rate determined on the commencement, of the lease payments to be made over the lease term, including any amount for the purchase the vessel, if applicable. Subsequently, the lease liability is increased by the interest on the lease liability and decreased by the lease payments during the period. The interest on the lease liability is determined in each period during the lease term as the amount that produces a constant periodic discount rate on the remaining balance of the liability, taking into consideration the reassessment requirements.

A lessee initially measures the finance right-of-use asset at cost which consists of the amount of the initial measurement of the lease liability; any lease payments made to the lessor at or before the commencement date, less any lease incentives received; and any initial direct costs incurred by the lessee. Subsequently, the finance right-of-use asset is measured at cost less any accumulated amortization and any accumulated impairment losses, taking into consideration the reassessment requirements. A lessee shall amortize the finance right-of-use asset on a straight-line basis (unless another systematic basis better represents the pattern in which the lessee expects to consume the right-of-use asset’s future economic benefits) from the commencement date to the earlier of the end of the useful life of the finance right-of-use asset or the end of the lease term. However, if the lease transfers ownership of the underlying asset to the lessee or the lessee is reasonably certain to exercise an option to purchase the underlying asset, the lessee shall amortize the right-of-use asset to the end of the useful life of the underlying asset. The Company elected the practical expedient on not separating lease components from nonlease components in accordance with ASC 842-10-15-37.

(ai)	European Union’s Emissions Trading System

The European Union’s Emissions Trading System (“EU ETS”) was extended to cover the maritime transportation industry commencing January 1, 2024, with application to all large ships of at least 5,000 gross tonnage. Vessels are in the scope of the scheme for those voyages which begin, end or pass through European Union (“EU”) waters. The Company has an obligation to surrender EU ETS emissions allowances (“EUAs”) to the EU for each ton of reported greenhouse gas emissions in the scope of the EU ETS. Where vessels are operated under tiime charters, such EUAs due to the EU are provided to the Company by the charterers pursuant to the terms of the time charter agreement.

Liabilities in relation to EUAs obligations under the EU ETS, but not yet surrendered, are categorized as “Accrued liabilities” if settlement to the EU is due within 12 months of the reporting date, and within “Other non-current liabilities” if settlement is due after 12 months of the reporting date. The liability is based on the total number of EUAs required to be submitted based on level of emissions occurring on or prior to the period end. For partially completed voyages, the value of the liability is initially estimated using the cost of EUAs that may be required to be submitted at the reporting date and updated following completion of the voyage. An equal and opposite asset is recognized in relation to EUAs due from charterers, within “Other current assets” or in case when the charterer has provided the Company with EUAs within “Intangible assets”. EUAs purchased and held by the Company intended to be used to settle its EUA obligations are categorized as intangible assets, valued at cost. These assets are not subject to amortization but are reviewed for impairment at the reporting date.

As of December 31, 2024, the Company recorded $698 in “Other current assets” and $1,671 in “Accrued liabilities”.

As of December 31, 2024, the Company held EUAs amounting to $973 that were provided by the charterers and are expected to be surrendered in September 2025 and are classified as “Intangible assets” in the accompanying consolidated balance sheets. The Company also held EUAs amounting to $60 to settle future EUA obligations and are classified as “Intangible assets, non-current” in the accompanying consolidated balance sheets as of December 31, 2024.

Recent Accounting Pronouncements Adopted
The Company has adopted ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which requires the disclosure of significant segment expenses that are part of an entity’s segment measure of profit or loss and regularly provided to the CODM. In addition, it adds or makes clarifications to other segment-related disclosures, such as clarifying that the disclosure requirements in ASC 280 are required for entities with a single reportable segment and that an entity may disclose multiple measures of segment profit and loss. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024. The Company has one reportable segment and has identified the Chairman and Chief Executive Officer as the CODM in accordance with ASC 280. The accounting policies applied to the reportable segment  are the same as those used in the preparation of the Company’s consolidated financial statements. The adoption of ASU No. 2023-07 did not have any effect in the Company’s consolidated financial statements, other than the disclosures made in this paragraph.

Recent Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated financial statements.

There are no other recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s consolidated financial statements in the current or any future periods.